Shareholder Report, Holdings (Details) - C000231759	Feb. 28, 2026
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utility - Electric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%